VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.6%
		Communication Services: 11.6%
585,895	(1)	Alphabet, Inc. - Class A	$60,774,888	4.4
169,315	(1)	Alphabet, Inc. - Class C	17,608,760	1.3
5,269	(1),(2),(3)	Epic Games, Inc.	3,639,035	0.3
90,024	(1)	Match Group, Inc.	3,456,021	0.3
105,870	(1)	Meta Platforms, Inc.	22,438,088	1.6
41,635	(1)	NetFlix, Inc.	14,384,060	1.0
279,273	(1)	Pinterest, Inc.	7,615,774	0.5
72,649	(1)	Sea Ltd. ADR	6,287,771	0.5
85,211	(1)	Spotify Technology SA	11,385,894	0.8
42,800	(1)	T-Mobile US, Inc.	6,199,152	0.4
111,803	(1)	Trade Desk, Inc./The	6,809,921	0.5
			160,599,364	11.6

		Consumer Discretionary: 15.5%
704,241	(1)	Amazon.com, Inc.	72,741,053	5.2
4,813	(1)	Booking Holdings, Inc.	12,766,049	0.9
7,317	(1)	Chipotle Mexican Grill, Inc.	12,499,558	0.9
408,770	(1)	Coupang, Inc.	6,540,320	0.5
58,538	(1)	Expedia Group, Inc.	5,679,942	0.4
74,961		Ferrari NV	20,309,933	1.5
58,418	(1),(4)	Floor & Decor Holdings, Inc.	5,737,816	0.4
233,831	(1)	Las Vegas Sands Corp.	13,433,591	1.0
10,915	(1)	Lululemon Athletica, Inc.	3,975,134	0.3
18,197	(1),(4)	Mobileye Global, Inc.	787,384	0.1
264,329	(1)	Peloton Interactive, Inc.	2,997,491	0.2
875,041	(1),(4)	Rivian Automotive, Inc.	13,545,635	1.0
176,351		Ross Stores, Inc.	18,716,132	1.3
83,000	(1)	Tesla, Inc.	17,219,180	1.2
70,998	(1)	Wynn Resorts Ltd.	7,945,386	0.6
			214,894,604	15.5

		Consumer Staples: 1.8%
32,600		Constellation Brands, Inc.	7,364,014	0.5
31,880		Estee Lauder Cos., Inc.	7,857,145	0.6
68,200		Procter & Gamble Co.	10,140,658	0.7
			25,361,817	1.8

		Financials: 9.4%
1,669	(1),(4),(5)	Adyen NV	2,659,444	0.2
1,669,750	(1),(2),(3)	Ant International Co., Limited- Class C	3,389,592	0.3
96,100		Charles Schwab Corp.	5,033,718	0.4
54,850		Chubb Ltd.	10,650,773	0.8
198,760	(1)	Fiserv, Inc.	22,465,843	1.6
31,282		Global Payments, Inc.	3,292,118	0.2
12,749	(1),(2),(3)	Maplebear, Inc., dba Instacart	471,713	0.0
666	(1),(2),(3)	Maplebear, Inc., dba Instacart - Non-Voting	24,642	0.0
101,974		Mastercard, Inc. - Class A	37,058,371	2.7
199,511		Visa, Inc. - Class A	44,981,750	3.2
			130,027,964	9.4

		Health Care: 12.7%
11,699	(1)	Align Technology, Inc.	3,909,104	0.3
21,164	(1)	Argenx SE ADR	7,885,283	0.6
24,067		AstraZeneca PLC	3,334,569	0.2
243,544	(1)	Avantor, Inc.	5,148,520	0.4
38,974		Cigna Corp.	9,959,026	0.7
15,905		Danaher Corp.	4,008,696	0.3
68,597		Eli Lilly & Co.	23,557,582	1.7
36,276		HCA Healthcare, Inc.	9,565,256	0.7
31,125		Humana, Inc.	15,109,943	1.1
7,198	(1)	Insulet Corp.	2,295,874	0.2
72,619	(1)	Intuitive Surgical, Inc.	18,551,976	1.3
19,246		McKesson Corp.	6,852,538	0.5
31,205		Stryker Corp.	8,908,091	0.6
98,689		UnitedHealth Group, Inc.	46,639,435	3.3
20,631	(1)	Vertex Pharmaceuticals, Inc.	6,500,209	0.5
28,283		Zoetis, Inc.	4,707,423	0.3
			176,933,525	12.7

		Industrials: 2.9%
101,080		Airbus SE	13,501,063	1.0
8,251		Cintas Corp.	3,817,573	0.3
31,484		FedEx Corp.	7,193,779	0.5
22,041		Old Dominion Freight Line	7,512,454	0.5
140,942		TransUnion	8,758,136	0.6
			40,783,005	2.9

		Information Technology: 43.0%
23,400		Accenture PLC	6,687,954	0.5
263,567	(1)	Advanced Micro Devices, Inc.	25,832,202	1.8
859,174		Apple, Inc.	141,677,793	10.2
44,137		ASML Holding NV - NY Reg	30,044,497	2.1
21,777	(1)	Atlassian Corp.	3,727,569	0.3
80,274	(1)	Ceridian HCM Holding, Inc.	5,877,662	0.4
35,700	(1)	Dynatrace, Inc.	1,510,110	0.1
77,062		Intuit, Inc.	34,356,551	2.5
17,019		Lam Research Corp.	9,022,112	0.6
7,871	(1),(2),(3)	Magic Leap, Inc. - Class A	151,138	0.0
143,780		Marvell Technology, Inc.	6,225,674	0.4
644,689		Microsoft Corp.	185,863,839	13.4
4,798	(1)	Monday.com Ltd.	684,915	0.0
10,754	(1)	MongoDB, Inc.	2,506,972	0.2
218,565		Nvidia Corp.	60,710,800	4.4
40,192		Roper Technologies, Inc.	17,712,212	1.3
97,905	(1)	Salesforce, Inc.	19,559,461	1.4
44,098	(1)	ServiceNow, Inc.	20,493,223	1.5
76,100	(1)	Shopify, Inc.	3,648,234	0.3
51,440	(1),(2),(3)	Stripe, Inc. - Class B	1,035,487	0.1
47,324	(1)	Teledyne Technologies, Inc.	21,170,865	1.5
			598,499,270	43.0

		Materials: 0.7%
28,300		Linde PLC	10,058,952	0.7

	Total Common Stock
	(Cost $1,108,044,628)		1,357,158,501	97.6

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: 2.1%
		Consumer Discretionary: 1.3%
113,788	(1),(4)	Dr Ing hc F Porsche AG	$14,604,668	1.1
38,487	(1),(2),(3)	Rappi, Inc. - Series E	1,385,917	0.1
37,201	(1),(2),(3)	Sila Nanotechnologies, Inc., Series F	1,159,555	0.1
18,931	(1),(2),(3)	Waymo LLC., Series A-2	893,165	0.0
			18,043,305	1.3

		Financials: 0.1%
1,855	(1),(2),(3)	Maplebear, Inc., dba Instacart - Series A	68,635	0.0
26,036	(1),(2),(3)	Maplebear, Inc., dba Instacart - Series G	963,332	0.1
			1,031,967	0.1

		Health Care: 0.4%
13,480		Sartorius AG	5,681,255	0.4

		Industrials: 0.3%
159,700	(1),(2),(3)	GM Cruise Holdings, LLC - Class F	3,246,701	0.2
132,943	(1),(2),(3)	Nuro, Inc. - Series C	1,845,249	0.1
			5,091,950	0.3

	Total Preferred Stock
	(Cost $25,881,653)		29,848,477	2.1

	Total Long-Term Investments
	(Cost $1,133,926,281)		1,387,006,978	99.7

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.6%
		Repurchase Agreements: 1.6%
5,179,119	(6)	Bank of America Inc., Repurchase Agreement dated 03/31/23, 4.82%, due 04/03/23 (Repurchase Amount $5,181,171, collateralized by various U.S. Government Agency Obligations, 1.500%-3.000%, Market Value plus accrued interest $5,282,701, due 11/01/49-02/01/51)	5,179,119	0.4
2,988,248	(6)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/23, 4.83%, due 04/03/23 (Repurchase Amount $2,989,434, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $3,048,013, due 04/25/23-02/20/73)	2,988,248	0.2
2,111,992	(6)	Citadel Securities LLC, Repurchase Agreement dated 03/31/23, 4.88%, due 04/03/23 (Repurchase Amount $2,112,839, collateralized by various U.S. Government Securities, 0.000%-5.375%, Market Value plus accrued interest $2,155,108, due 04/04/23-02/15/53)	2,111,992	0.2
4,202,661	(6)	Citigroup, Inc., Repurchase Agreement dated 03/31/23, 4.81%, due 04/03/23 (Repurchase Amount $4,204,322, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.000%, Market Value plus accrued interest $4,286,714, due 12/26/24-03/20/53)	4,202,661	0.3
5,179,119	(6)	RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/23, 4.82%, due 04/03/23 (Repurchase Amount $5,181,171, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.375%, Market Value plus accrued interest $5,282,701, due 04/06/23-02/20/53)	5,179,119	0.4
2,006,698	(6)	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/23, 4.91%, due 04/03/23 (Repurchase Amount $2,007,508, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,046,833, due 07/15/25-02/15/51)	2,006,698	0.1

	Total Repurchase Agreements
	(Cost $21,667,837)		21,667,837	1.6

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.0%
29,799	(7) T. Rowe Price Government Reserve Fund, 4.810%
	(Cost $29,799)	$29,799	0.0

	Total Short-Term Investments
	(Cost $21,697,636)	21,697,636	1.6

	Total Investments in Securities (Cost $1,155,623,917)	$1,408,704,614	101.3
	Liabilities in Excess of Other Assets	(17,951,253)	(1.3)
	Net Assets	$1,390,753,361	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(3)	Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2023, the Portfolio held restricted securities with a fair value of $18,274,161 or 1.3% of net assets. Please refer to the table below for additional details.
(4)	Security, or a portion of the security, is on loan.
(5)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of March 31, 2023.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Common Stock
Communication Services	$156,960,329	$–	$3,639,035	$160,599,364
Consumer Discretionary	214,894,604	–	–	214,894,604
Consumer Staples	25,361,817	–	–	25,361,817
Financials	123,482,573	2,659,444	3,885,947	130,027,964
Health Care	173,598,956	3,334,569	–	176,933,525
Industrials	27,281,942	13,501,063	–	40,783,005
Information Technology	597,312,645	–	1,186,625	598,499,270
Materials	10,058,952	–	–	10,058,952
Total Common Stock	1,328,951,818	19,495,076	8,711,607	1,357,158,501
Preferred Stock	–	20,285,923	9,562,554	29,848,477
Short-Term Investments	$29,799	$21,667,837	$–	$21,697,636
Total Investments, at fair value	$1,328,981,617	$61,448,836	$18,274,161	$1,408,704,614

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at March 31, 2023:

Investments, at fair value	Fair Value at March 31, 2023	Valuation Technique(s)*	Significant Unobservable Input(s)	Value or Range of Input(s)	Weighted Average of Inputs***	Impact to Valuation from an Increase in Input****
Common Stocks	$8,711,607	Market Approach	Enterprise Value to EBITDA Multiple	17.4x - 27.9x	17.4x - 27.9x	Increase
		Market Approach	Enterprise Value to Gross Merchandise Value Multiple	0.28x - 0.33x	0.28x - 0.33x	Increase
		Market Approach	Recent Comparable Transaction Price(s)	**	**	**
		Market Approach	Recent Comparable Transaction Price(s)	**	**	**
		Market Approach	Price to Earnings Multiple	7.4x - 17.5x	7.4x - 17.5x	Increase
		Market Approach	Enterprise Value to Sales Multiple	3.4x	3.4x	Increase
		Market Approach	Dividend Yield	0.0498	0.0498	Increase
		Market Approach	Enterprise Value to EBITDA Multiple	17.4x - 27.9x	17.4x - 27.9x	Increase
		Market Approach	Enterprise Value to Gross Merchandise Value Multiple	0.28x - 0.33x	0.28x - 0.33x	Increase
		Market Approach	Recent Comparable Transaction Price(s)	**	**	**

Preferred Stocks	$9,562,554	Market Approach	Recent Comparable Transaction Price(s)	-**	-**	-**
		Market Approach	Enterprise Value to Sales Multiple	2.3x - 6.2x	2.3x - 6.2x	Increase
		Market Approach	Enterprise Value to Gross Merchandise Value	0.29x-0.5x	0.29x-0.5x	Increase
		Market Approach	Projected Enterprise Value to Sales	1.5x-15.3x	1.5x-15.3x	Increase
		Market Approach	Projected Enterprise Value to EBITDA Multiple	4.3x	4.3x	Increase
		Market Approach	Discounted cash flow	25%	25%	Decrease
Total Investments, at fair value	$18,274,161

* Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.

** No quantitative unobservable inputs significant to the valuation technique were created by the Portfolio's management.

*** Unobservable inputs were weighted by the relative fair value of the instruments.

**** Represents the directional change in the fair value of the Level 3 investment(s) that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in signficantly higher or lower fair value measurements.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended March 31, 2023:

	Common Stocks	Preferred Stocks	Total
Assets:
Beginning balance at December 31, 2022	$8,947,633	$9,882,742	$18,830,375
Purchases	-	-	-
Sales	(150,650)	-	(150,650)
Total realized gain (loss)	(14,705)	-	(14,705)
Net change in unrealized appreciation (depreciation)*****	(70,671)	(320,188)	(390,859)
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Ending balance at March 31, 2023	$8,711,607	$9,562,554	$18,274,161
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of March 31, 2023*****	$(70,671)	$(320,188)	$(390,859)

***** Any difference between net change in unrealized apprecation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at March 31, 2023 may be due to securities no longer held or categorized as Level 3 at period end.

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

At March 31, 2023, VY® T. Rowe Price Growth Equity Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Ant International Co., Limited- Class C	6/7/2018	$6,364,043	$3,389,592
Epic Games, Inc.	6/18/2020	3,029,675	3,639,035
GM Cruise Holdings, LLC - Class F	5/7/2019	2,914,525	3,246,701
Magic Leap, Inc. - Class A	1/20/2016	3,824,971	151,138
Maplebear, Inc., dba Instacart	8/7/2020	590,711	471,713
Maplebear, Inc., dba Instacart - Non-Voting	8/7/2020	30,858	24,642
Maplebear, Inc., dba Instacart - Series A	11/18/2020	113,177	68,635
Maplebear, Inc., dba Instacart - Series G	7/2/2020	1,252,121	963,332
Nuro, Inc. - Series C	10/30/2020	1,735,517	1,845,249
Rappi, Inc. - Series E	9/8/2020	2,299,446	1,385,917
Sila Nanotechnologies, Inc., Series F	1/7/2021	1,535,389	1,159,555
Stripe, Inc. - Class B	12/17/2019	807,094	1,035,487
Waymo LLC., Series A-2	5/8/2020	1,625,552	893,165
		$26,123,079	$18,274,161

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,161,934,365.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$322,018,458
Gross Unrealized Depreciation	(75,199,671)
Net Unrealized Appreciation	$246,818,787